Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments

March 31, 2024

	Shares/ Principal	Fair Value
Common Stocks - 98.4%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. *	5,287	$1,654,197
HEICO Corp.	170	32,470
HEICO Corp., Class A	15,376	2,366,981
Hexcel Corp.	856	62,360
		4,116,008
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	6,517	792,272
Banks - 0.4%
Mid Penn Bancorp., Inc.	1	20
NU Holdings Ltd./Cayman Islands, Class A *	99,437	1,186,283
		1,186,303
Beverages - 0.4%
Celsius Holdings, Inc. *	7,327	607,555
Monster Beverage Corp. *	7,541	447,030
		1,054,585
Biotechnology - 4.5%
ACADIA Pharmaceuticals, Inc. *	2,901	53,639
Alnylam Pharmaceuticals, Inc. *	9,619	1,437,559
Apellis Pharmaceuticals, Inc. *	4,319	253,871
BioMarin Pharmaceutical, Inc. *	1,864	162,802
CG oncology, Inc. *	2,446	107,379
Exact Sciences Corp. *	3,302	228,036
Exelixis, Inc. *	58,882	1,397,270
Gilead Sciences, Inc.	12,605	923,316
Incyte Corp. *	33,867	1,929,403
Ionis Pharmaceuticals, Inc. *	14,196	615,397
Kyverna Therapeutics, Inc. *	1,407	34,950
Natera, Inc. *	4,566	417,606
Neurocrine Biosciences, Inc. *	18,454	2,545,176
Sarepta Therapeutics, Inc. *	8,047	1,041,765
Ultragenyx Pharmaceutical, Inc. *	12,201	569,665
United Therapeutics Corp. *	2,289	525,829
		12,243,663
Broadline Retail - 1.3%
Amazon.com, Inc. *	7,729	1,394,157
Coupang, Inc. *	79,331	1,411,299
Etsy, Inc. *	5,271	362,223
MercadoLibre, Inc. *	292	441,492
		3,609,171
Building Products - 2.0%
A O Smith Corp.	12,176	1,089,265
Advanced Drainage Systems, Inc.	8,106	1,396,177
Allegion plc	372	50,112
Builders FirstSource, Inc. *	3,023	630,447
Fortune Brands Innovations, Inc.	3,351	283,729
Owens Corning	3,504	584,467
Trex Co., Inc. *	10,206	1,018,049

	Shares/ Principal	Fair Value

Building Products (continued)
UFP Industries, Inc.	1,863	$229,168
		5,281,414
Capital Markets - 3.9%
Ameriprise Financial, Inc.	1,203	527,443
Ares Management Corp., Class A	12,763	1,697,224
Evercore, Inc., Class A	503	96,873
FactSet Research Systems, Inc.	1,584	719,754
Invesco Ltd.	55,313	917,642
LPL Financial Holdings, Inc.	2,604	687,977
MarketAxess Holdings, Inc.	484	106,117
Moody's Corp.	207	81,357
Morningstar, Inc.	3,640	1,122,467
MSCI, Inc.	4,986	2,794,404
Nasdaq, Inc.	17,596	1,110,307
SEI Investments Co.	7,102	510,634
Tradeweb Markets, Inc., Class A	788	82,086
XP, Inc., Class A	8,723	223,832
		10,678,117
Chemicals - 0.5%
Ginkgo Bioworks Holdings, Inc. *	18,390	21,332
PPG Industries, Inc.	8,241	1,194,121
RPM International, Inc.	2,085	248,011
		1,463,464
Commercial Services & Supplies - 4.6%
Cintas Corp.	10,183	6,996,026
Clean Harbors, Inc. *	1,993	401,211
Copart, Inc. *	58,073	3,363,588
Rollins, Inc.	20,949	969,310
Waste Connections, Inc.	2,665	458,407
Waste Management, Inc.	1,224	260,896
		12,449,438
Communications Equipment - 0.0%†
Ciena Corp. *	1,100	54,395
Construction & Engineering - 1.4%
AECOM	4,075	399,676
EMCOR Group, Inc.	3,361	1,177,022
Quanta Services, Inc.	6,235	1,619,853
Valmont Industries, Inc.	2,067	471,855
		3,668,406
Consumer Staples Distribution & Retail - 0.3%
Casey's General Stores, Inc.	1,897	604,100
Costco Wholesale Corp.	223	163,376
Performance Food Group Co. *	486	36,275
		803,751
Distributors - 0.7%
Pool Corp.	4,818	1,944,063
Diversified Consumer Services - 0.3%
H&R Block, Inc.	9,704	476,564

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Diversified Consumer Services (continued)
Service Corp. International	4,072	$302,183
		778,747
Electrical Equipment - 1.3%
AMETEK, Inc.	2,629	480,844
Atkore, Inc.	346	65,865
Generac Holdings, Inc. *	331	41,752
Hubbell, Inc.	265	109,988
Rockwell Automation, Inc.	9,476	2,760,643
		3,459,092
Electronic Equipment, Instruments & Components - 1.4%
Avnet, Inc.	652	32,326
CDW Corp.	3,276	837,935
Flex Ltd. *	20,935	598,951
Keysight Technologies, Inc. *	390	60,988
TE Connectivity Ltd.	14,984	2,176,276
		3,706,476
Energy Equipment & Services - 0.2%
Baker Hughes Co.	8,571	287,128
Halliburton Co.	3,529	139,113
Parker Drilling Co. *	2	18
Schlumberger NV	2,549	139,711
		565,970
Entertainment - 2.0%
Liberty Media Corp.-Liberty Formula One, Class C *	2,206	144,713
Playtika Holding Corp.	25,483	179,655
ROBLOX Corp., Class A *	40,009	1,527,544
Roku, Inc. *	3,851	250,970
Spotify Technology SA *	12,601	3,325,404
		5,428,286
Financial Services - 4.1%
Apollo Global Management, Inc.	24,320	2,734,784
Block, Inc. *	17,127	1,448,602
Corpay, Inc. *	1,491	460,033
Equitable Holdings, Inc.	4,809	182,790
Euronet Worldwide, Inc. *	9,014	990,909
Jack Henry & Associates, Inc.	7,363	1,279,174
Mastercard, Inc., Class A	6,069	2,922,648
Shift4 Payments, Inc., Class A *	554	36,603
StoneCo Ltd., Class A *	6,078	100,956
Toast, Inc., Class A *	17,419	434,081
Visa, Inc., Class A	959	267,638
WEX, Inc. *	1,555	369,359
		11,227,577
Food Products - 0.1%
Hershey Co. (The)	1,504	292,528
Ground Transportation - 1.7%
Lyft, Inc., Class A *	20,798	402,441

	Shares/ Principal	Fair Value

Ground Transportation (continued)
Old Dominion Freight Line, Inc.	19,212	$4,213,384
		4,615,825
Health Care Equipment & Supplies - 5.9%
Align Technology, Inc. *	6,852	2,246,908
Dexcom, Inc. *	35,903	4,979,746
IDEXX Laboratories, Inc. *	6,864	3,706,080
Inspire Medical Systems, Inc. *	2,409	517,429
Insulet Corp. *	6,462	1,107,587
Intuitive Surgical, Inc. *	83	33,124
Novocure Ltd. *	33,201	518,932
Penumbra, Inc. *	1,773	395,698
ResMed, Inc.	9,815	1,943,664
Shockwave Medical, Inc. *	1,489	484,863
		15,934,031
Health Care Providers & Services - 2.3%
Cardinal Health, Inc.	15,775	1,765,223
Cencora, Inc.	12,368	3,005,300
Chemed Corp.	1,240	795,993
Elevance Health, Inc.	108	56,002
Laboratory Corp. of America Holdings	534	116,658
Molina Healthcare, Inc. *	1,427	586,254
		6,325,430
Health Care Technology - 1.2%
Teladoc Health, Inc. *	28,453	429,640
Veeva Systems, Inc., Class A *	11,891	2,755,026
		3,184,666
Hotels, Restaurants & Leisure - 5.8%
Boyd Gaming Corp.	26,045	1,753,349
Caesars Entertainment, Inc. *	9,567	418,461
Churchill Downs, Inc.	1,243	153,821
Domino's Pizza, Inc.	5,780	2,871,966
DoorDash, Inc., Class A *	16,846	2,320,031
DraftKings, Inc., Class A *	25,385	1,152,733
Expedia Group, Inc. *	5,023	691,918
MGM Resorts International *	18,430	870,080
Royal Caribbean Cruises Ltd. *	4,984	692,826
Texas Roadhouse, Inc.	14,546	2,246,921
Travel + Leisure Co.	18,983	929,408
Wendy's Co. (The)	5,790	109,084
Wingstop, Inc.	2,467	903,909
Yum! Brands, Inc.	3,956	548,499
		15,663,006
Household Durables - 0.9%
DR Horton, Inc.	2,038	335,353
Leggett & Platt, Inc.	14,909	285,507
PulteGroup, Inc.	586	70,683
Toll Brothers, Inc.	11,627	1,504,185
TopBuild Corp. *	339	149,408
		2,345,136

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Household Products - 1.0%
Church & Dwight Co., Inc.	2,052	$214,044
Clorox Co. (The)	6,979	1,068,555
Kimberly-Clark Corp.	10,633	1,375,378
		2,657,977
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp. (The)	42,907	769,323
Industrial REITs - 0.1%
First Industrial Realty Trust, Inc.	5,795	304,469
Insurance - 1.6%
Aon PLC, Class A	124	41,381
Arch Capital Group Ltd. *	8,962	828,447
Brown & Brown, Inc.	5,274	461,686
Kinsale Capital Group, Inc.	1,137	596,630
Marsh & McLennan Cos., Inc.	4,433	913,109
Progressive Corp. (The)	6,675	1,380,524
		4,221,777
Interactive Media & Services - 1.2%
Alphabet, Inc., Class A *	5,091	768,385
Pinterest, Inc., Class A *	61,242	2,123,260
Snap, Inc., Class A *	28,139	323,036
		3,214,681
IT Services - 3.4%
Amdocs Ltd.	1,180	106,636
Cloudflare, Inc., Class A *	22,287	2,158,050
EPAM Systems, Inc. *	4,151	1,146,340
Gartner, Inc. *	4,238	2,020,127
Globant SA *	3,034	612,565
GoDaddy, Inc., Class A *	7,201	854,615
MongoDB, Inc. *	5,436	1,949,567
Snowflake, Inc., Class A *	1,423	229,957
VeriSign, Inc. *	1,123	212,820
		9,290,677
Leisure Products - 0.2%
Brunswick Corp.	3,735	360,502
Mattel, Inc. *	4,668	92,473
Peloton Interactive, Inc., Class A *	20,690	88,657
		541,632
Life Sciences Tools & Services - 4.4%
Agilent Technologies, Inc.	20,565	2,992,413
Bruker Corp.	11,611	1,090,737
IQVIA Holdings, Inc. *	6,648	1,681,213
Medpace Holdings, Inc. *	2,420	978,043
Mettler-Toledo International, Inc. *	2,419	3,220,391
West Pharmaceutical Services, Inc.	5,175	2,047,799
		12,010,596
Machinery - 2.2%
Cummins, Inc.	114	33,590
Flowserve Corp.	20,609	941,419
Graco, Inc.	12,141	1,134,698

	Shares/ Principal	Fair Value

Machinery (continued)
Oshkosh Corp.	9,482	$1,182,500
Otis Worldwide Corp.	8,933	886,779
Parker-Hannifin Corp.	1,801	1,000,978
Snap-on, Inc.	497	147,221
Xylem, Inc.	5,774	746,232
		6,073,417
Media - 1.1%
New York Times Co. (The), Class A	3,761	162,550
Trade Desk, Inc. (The), Class A *	31,907	2,789,310
		2,951,860
Metals & Mining - 0.1%
Alcoa Corp.	1,615	54,571
Nucor Corp.	662	131,010
		185,581
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy, Inc.	9,527	1,536,515
Devon Energy Corp.	15,109	758,170
EOG Resources, Inc.	2,121	271,149
Hess Corp.	11,338	1,730,632
Marathon Petroleum Corp.	3,533	711,899
Ovintiv, Inc.	2,563	133,020
Targa Resources Corp.	20,422	2,287,060
Texas Pacific Land Corp.	87	50,330
		7,478,775
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	9,041	758,630
Passenger Airlines - 0.5%
American Airlines Group, Inc. *	72,913	1,119,215
Delta Air Lines, Inc.	4,683	224,175
		1,343,390
Pharmaceuticals - 0.4%
Alto Neuroscience, Inc. *	38	583
Eli Lilly & Co.	684	532,125
Merck & Co., Inc.	724	95,532
Zoetis, Inc.	3,466	586,482
		1,214,722
Professional Services - 2.4%
Booz Allen Hamilton Holding Corp.	1,572	233,348
Broadridge Financial Solutions, Inc.	846	173,311
Equifax, Inc.	1,367	365,700
ExlService Holdings, Inc. *	8,062	256,372
KBR, Inc.	13,250	843,495
Paychex, Inc.	14,698	1,804,914
Robert Half, Inc.	6,739	534,268
Verisk Analytics, Inc.	9,867	2,325,948
		6,537,356
Real Estate Management & Development - 0.1%
Zillow Group, Inc., Class A *	3,463	165,739

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value

Residential REITs - 0.1%
Camden Property Trust	3,382	$332,789
Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials, Inc.	1,715	353,684
Astera Labs, Inc. *	2,208	163,812
Axcelis Technologies, Inc. *	1,946	217,018
Cirrus Logic, Inc. *	3,373	312,205
Enphase Energy, Inc. *	3,106	375,764
KLA Corp.	45	31,436
Lam Research Corp.	1,204	1,169,770
Lattice Semiconductor Corp. *	5,627	440,200
MaxLinear, Inc. *	2,524	47,123
Microchip Technology, Inc.	16,231	1,456,083
Monolithic Power Systems, Inc.	4,514	3,057,874
NVIDIA Corp.	684	618,035
QUALCOMM, Inc.	869	147,122
Teradyne, Inc.	9,445	1,065,679
		9,455,805
Software - 13.1%
Adobe, Inc. *	1,040	524,784
ANSYS, Inc. *	4,315	1,497,995
Confluent, Inc., Class A *	10,671	325,679
Crowdstrike Holdings, Inc., Class A *	18,251	5,851,088
Datadog, Inc., Class A *	25,268	3,123,125
DocuSign, Inc. *	16,330	972,451
Dropbox, Inc., Class A *	30,282	735,853
Dynatrace, Inc. *	20,313	943,336
Elastic NV *	4,870	488,169
Fair Isaac Corp. *	1,296	1,619,495
Five9, Inc. *	10,043	623,771
Fortinet, Inc. *	4,712	321,877
Gitlab, Inc., Class A *	4,492	261,973
HubSpot, Inc. *	4,886	3,061,372
Manhattan Associates, Inc. *	15,012	3,756,453
Microsoft Corp.	6,759	2,843,646
Nutanix, Inc., Class A *	10,829	668,366
Palantir Technologies, Inc., Class A *	154,909	3,564,456
Pegasystems, Inc.	2,622	169,486
RingCentral, Inc., Class A *	8,184	284,312
ServiceNow, Inc. *	50	38,120
Smartsheet, Inc., Class A *	13,277	511,165
Teradata Corp. *	28,563	1,104,531
Unity Software, Inc. *	3,133	83,651
Varonis Systems, Inc. *	7,984	376,605
Workday, Inc., Class A *	171	46,640
Zoom Video Communications, Inc., Class A *	1,915	125,184
Zscaler, Inc. *	7,916	1,524,859
		35,448,442

	Shares/ Principal	Fair Value

Specialized REITs - 0.6%
Iron Mountain, Inc.	1,398	$112,134
Lamar Advertising Co., Class A	6,963	831,452
SBA Communications Corp.	3,175	688,022
		1,631,608
Specialty Retail - 4.5%
AutoNation, Inc. *	5,021	831,377
Best Buy Co., Inc.	4,038	331,237
Burlington Stores, Inc. *	2,725	632,718
Five Below, Inc. *	4,171	756,536
Murphy USA, Inc.	1,369	573,885
Penske Automotive Group, Inc.	2,808	454,868
Petco Health & Wellness Co., Inc. *	36,253	82,657
RH *	1,119	389,703
Ross Stores, Inc.	25,916	3,803,432
TJX Cos., Inc. (The)	3,789	384,280
Tractor Supply Co.	2,227	582,850
Ulta Beauty, Inc. *	5,796	3,030,613
Wayfair, Inc., Class A *	5,089	345,441
		12,199,597
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	4,634	794,638
HP, Inc.	88,617	2,678,006
NetApp, Inc.	2,041	214,244
Pure Storage, Inc., Class A *	14,220	739,298
		4,426,186
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. *	912	131,146
Deckers Outdoor Corp. *	2,120	1,995,471
Ralph Lauren Corp.	557	104,582
Skechers USA, Inc., Class A *	8,588	526,101
		2,757,300
Trading Companies & Distributors - 2.9%
Beacon Roofing Supply, Inc. *	481	47,148
Fastenal Co.	1,083	83,543
Watsco, Inc.	4,027	1,739,543
WESCO International, Inc.	4,152	711,154
WW Grainger, Inc.	5,250	5,340,825
		7,922,213
Total Common Stocks
(Cost - $209,586,103)		266,766,362
Rights - 0.0%†
ABIOMED, Inc., CVR*	1,883	1,921
Achillion Pharmaceuticals, Inc., CVR*	1,183	544
Prevail Therapeutics, Inc., CVR*	107	53

Total Rights
(Cost - $0)		2,518

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

	Shares/ Principal	Fair Value
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21%(a) (Cost - $3,742,689)	3,742,689	$3,742,689
Total Investments - 99.8%
(Cost - $213,328,792)		$270,511,569
Other Assets Less Liabilities - Net 0.2%		454,860
Total Net Assets - 100.0%		$270,966,429

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

CVR	-	Contingent Value Rights
PLC	-	Public Limited Company

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	16	6/21/2024	$4,246,800	$49,893